Long Term Loan - Schedule of Loan Maturity (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Due in one year	$ 284,369	$ 989,885
Due in two years	434,643	413,267	1,077,819
Due in three years	584,917	557,421	461,922
Due in four years	885,466	845,731	615,896
Due in five years			923,844
Due in greater than five years
Total	$ 2,189,395	$ 2,806,304	$ 3,079,481